Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of long-term bank debt	$ 122,797	$ 220,965
Sale and leaseback liabilities	8,592	206,757
Current portion of long-term debt	131,389	427,722
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of bank debt and bonds	665,887	939,188
Sale and leaseback	64,691	221,380
Total debt outstanding	861,967	1,588,290
Finance lease
Non-current portion of non-current borrowings, by type [abstract]
Total debt outstanding	900	3,200
Deferred financing fees
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of long-term debt	1,258
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of bank debt and bonds	14,496
Total debt outstanding	15,754	28,814
Deferred financing fees | Finance lease
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of long-term debt	100	800
Non-current portion of non-current borrowings, by type [abstract]
Sale and leaseback	800	2,300
Prepaid interest, borrowings	300	300
Deferred financing fees | Bank Debt
Non-current portion of non-current borrowings, by type [abstract]
Unamortized deferred financing fees	1,200	5,000
Deferred financing fees | Bank Debt And Bonds
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of bank debt and bonds	$ 13,700	$ 20,600